Business Segment and Geographical Information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Long-lived assets	$ 530,481	$ 501,517
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	234,175	199,051
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	88,556	94,046
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	145,391	159,245
Other
Segment Reporting Information [Line Items]
Long-lived assets	$ 62,359	$ 49,175